FINANCIAL DEBT WITH THIRD PARTIES (Details) / TABLE MOVEMENT OF DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
New Leases / IFRS 16	$ 45,617,000	$ 48,947,000	$ 56,088,000
Foreign exchange gain (loss)	17,669,000	(27,818,000)	(9,080,000)
Non-current Senior Secured Notes	488,389,000	493,701,000
Bank borrowing	33,475,000	39,475,000
Total non-current	599,262,000	594,636,000
Current senior Secured Notes	15,556,000	11,910,000
Bank borrowing	33,117,000	38,055,000
Total current	119,017,000	133,187,000
TOTAL DEBT WITH THIRD PARTIES	718,279,000	727,823,000
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	727,823,000	720,615,000
New borrowing	512,727,000	121,771,000
Amortization	(562,393,000)	(119,490,000)
New Leases / IFRS 16	7,702,000	29,635,000
Interest accrued	56,397,000	47,032,000
Interest paid	(40,120,000)	(34,077,000)
Amortization (addition) fees	(5,311,000)	4,415,000
Translation differences	21,455,000	(42,078,000)
Borrowings	718,280,000	727,823,000	720,615,000
Non-current Senior Secured Notes	488,389,000	493,701,000
Bank borrowing	358,000	1,420,000
Total non-current	599,262,000	594,636,000
Current senior Secured Notes	15,556,000	11,910,000
Bank borrowing	33,117,000	38,055,000
Total current	119,017,000	133,187,000
TOTAL DEBT WITH THIRD PARTIES	718,279,000	727,823,000
Senior Secured Notes | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	505,611,000	501,922,000
New borrowing	500,000,000	0
Amortization	500,000,000	0
New Leases / IFRS 16	0	0
Interest accrued	35,555,000	30,625,000
Interest paid	20,000,000	30,625,000
Amortization (addition) fees	(11,610,000)	3,689,000
Translation differences	0	0
Borrowings	503,945,000	505,611,000	501,922,000
Super Senior Credit Facility [Member] | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,038,000
New borrowing	0
Amortization	5,000,000
New Leases / IFRS 16	0
Interest accrued	1,281,000
Interest paid	1,292,000
Amortization (addition) fees	0
Translation differences	0
Borrowings	25,027,000	30,038,000
Brazilian bonds - Debentures | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,038,000	0
New borrowing	0	50,000,000
Amortization	5,000,000	20,000,000
New Leases / IFRS 16	0	0
Interest accrued	1,281,000	1,910,000
Interest paid	1,292,000	1,872,000
Amortization (addition) fees	0	0
Translation differences	0	0
Borrowings	25,027,000	30,038,000	0
Finance lease payables | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	152,699,000	194,765,000
New borrowing	1,605,000	0
Amortization	45,617,000	48,947,000
New Leases / IFRS 16	7,702,000	29,635,000
Interest accrued	13,652,000	14,426,000
Interest paid	959,000	559,000
Amortization (addition) fees	0	726,000
Translation differences	26,750,000	(37,347,000)
Borrowings	155,832,000	152,699,000	194,765,000
Other borrowings | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	39,475,000	23,928,000
New borrowing	11,122,000	71,771,000
Amortization	11,776,000	50,543,000
New Leases / IFRS 16	0	0
Interest accrued	1,825,000	71,000
Interest paid	1,876,000	1,021,000
Amortization (addition) fees	0	0
Translation differences	(5,295,000)	(4,731,000)
Borrowings	$ 33,475,000	$ 39,475,000	$ 23,928,000